Lease - Lease liabilities (Details)	12 Months Ended
Dec. 31, 2019 item
Property, plant and equipment
Disclosure of quantitative information about right-of-use assets [line items]
Number of lease with extension or termination options	0
Vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Term of lease	12 months
Office equipment
Disclosure of quantitative information about right-of-use assets [line items]
Term of lease	12 months
Minimum | Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Term of lease	2 years
Minimum | Vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Term of lease	2 years
Minimum | Office equipment
Disclosure of quantitative information about right-of-use assets [line items]
Term of lease	2 years
Maximum | Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Term of lease	20 years
Maximum | Vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Term of lease	20 years
Maximum | Office equipment
Disclosure of quantitative information about right-of-use assets [line items]
Term of lease	20 years